Revenue from Contracts with Customers (Tables)	3 Months Ended
Mar. 31, 2026
Revenue from Contracts with Customers [Abstract]
Summary of Disaggregation of Total Revenue by Reportable Segment

The table below disaggregates total revenue by reportable segment (see Note 13) for the three months ended March 31, 2026 and 2025:

	Three Months Ended
	March 31,
	2026	2025
(in USD and thousands)
Ocean	$663,582	$558,978
River	249,479	214,083
Other	140,680	123,995
Total revenue	$1,053,741	$897,056

Summary of Disaggregation of Percentage of Passengers by Source Market	The table below disaggregates percentage of passengers by source market, which is the passenger’s home country or region, for the three months ended March 31, 2026 and 2025:

	Three Months Ended
	March 31,
	2026	2025
North America	90.6%	91.5%
Other	9.4%	8.5%
	100.0%	100.0%